Note 11 - Stockholders' Equity (Details) - Predecessor Reconciliation of Consolidated Changes in Equity (Parentheticals) (Retained Earnings [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Retained Earnings [Member]
Note 11 - Stockholders' Equity (Details) - Predecessor Reconciliation of Consolidated Changes in Equity (Parentheticals) [Line Items]
Tax benefit		$ 273
Tax expense	$ 18	$ 51